Submission	Dec. 11, 2024
Submission [Line Items]
Central Index Key	0001280784
Registrant Name	Hercules Capital, Inc.
Form Type	N-2
Submission Type	N-2ASR
Fee Exhibit Type	EX-FILING FEES